Property and Equipment (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment, Gross	59,337	55,805
Accumulated depreciation, property and equipment	36,180	30,216
Property and equipment net book value	23,157	25,589
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross	31,804	28,887
Accumulated depreciation, property and equipment	19,468	15,491
Property and equipment net book value	12,336	13,396
Fixtures Furniture and Equipment [Member]
Property, Plant and Equipment, Gross	13,598	12,794
Accumulated depreciation, property and equipment	7,422	6,444
Property and equipment net book value	6,176	6,350
Computer Equipment [Member]
Property, Plant and Equipment, Gross	7,201	6,463
Accumulated depreciation, property and equipment	4,423	3,596
Property and equipment net book value	2,778	2,867
Signs [Member]
Property, Plant and Equipment, Gross	6,606	7,533
Accumulated depreciation, property and equipment	4,839	4,670
Property and equipment net book value	1,767	2,863
Vehicles [Member]
Property, Plant and Equipment, Gross	77	77
Accumulated depreciation, property and equipment	28	15
Property and equipment net book value	49	62
Land [Member]
Property, Plant and Equipment, Gross	51	51
Accumulated depreciation, property and equipment	0	0
Property and equipment net book value	51	51